Goodwill (Tablets)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Total
US$
Cost:
As of January 1, 2021 and December 31, 2021	—
Arising from acquisition of AMTD Digital	7,509
Exchange realignment	16

As of December 31, 2022	7,525
Disposal of subsidiaries	(7,511)
Exchange realignment	(14)

As of December 31, 2023	—